Pension and other employee benefit plans	12 Months Ended
Mar. 31, 2011
Pension and other employee benefit plans

22. Pension and other employee benefit plans

Severance indemnities and pension plans

MHFG and certain subsidiaries, including MHBK, MHCB, and MHTB, sponsor and offer their employees other than directors and corporate auditors, contributory and non-contributory defined benefit plans. Under these plans, employees are provided with lump-sum cash payments upon leaving the company. The amount of benefits under the plans is principally determined based on the position, the length of service and the reason for retirement. When employees meet certain conditions including the length of service, they may opt to receive annuity payments instead of lump-sum payments at retirement. MHFG and certain subsidiaries also offer special termination benefits to former employees whose contributions during their career were deemed meritorious and to those with particular circumstances.

Some of MHFG’s subsidiaries offer closed Tax-Qualified Pension Plans (closed “TQPPs”). These plans are non-contributory defined benefit plans which provide retired employees other than directors and corporate auditors with retirement benefits that are determined based on certain factors that include the length of service. Under the TQPPs, employers enter into contracts with financial institutions such as trust banks or life insurers that administer employer contributions and benefit payments.

Certain foreign offices and subsidiaries have defined contribution plans and/or defined benefit plans, of which disclosures are combined with those for domestic benefit plans, as they are not significant.

MHFG and certain subsidiaries have several defined contribution plans. The costs recognized for contributions to the plans for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥1,987 million, ¥3,391 million and ¥3,601 million, respectively.

Pension plans are not fully integrated among subsidiaries of MHFG and plan assets are managed separately by each plan.

Net periodic benefit cost and funded status

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2009, 2010 and 2011 includes the following components:

	2009	2010	2011
	(in millions of yen)
Service cost-benefits earned during the fiscal year	23,668	27,342	27,761
Interest costs on projected benefit obligation	25,192	25,062	25,182
Expected return on plan assets	(52,273)	(15,120)	(40,209)
Amortization of prior service benefit	(375)	(318)	(319)
Amortization of net actuarial loss (gain)	6,297	36,483	15,532
Special termination benefits	7,440	4,387	4,222
Loss on settlement	1,791	—	—
Gain on curtailment	(748)	—	—

Net periodic benefit cost	10,992	77,836	32,169

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2010 and 2011 were summarized as follows:

	2010	2011
	(in millions of yen)
Net actuarial gain (loss)	196,508	(130,169)
Amortization of net actuarial loss (gain)	36,483	15,532
Amortization of prior service benefit	(318)	(319)

Total recognized in other comprehensive income (loss) before-tax	232,673	(114,956)

As of March 31, 2011, the amounts in Accumulated other comprehensive income (loss), which will be amortized as prior service benefit and actuarial loss over the next fiscal year, are estimated to be ¥318 million and ¥25,594 million, respectively.

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2009	2010	2011
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.93%	1.93%	1.83%
Rates of increase in future compensation level	1.93-6.27%	2.13-6.12%	2.28-6.15%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.99%	1.93%	1.93%
Rates of increase in future compensation level	1.61-5.62%	1.93-6.27%	2.13-6.12%
Expected rates of return on plan assets	3.92%	1.49%	3.10%

In estimating the discount rates, the MHFG Group uses interest rates on high-quality fixed-income government and corporate bonds that received a rating of AA(Aa) or higher from rating agencies. The durations of such bonds closely match those of the benefit obligations. Assumed discount rates are reevaluated at each measurement date. The expected rate of return for each asset category is based primarily on various aspects of the long-term prospects for the economy that include historical performance and the market environment.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2010 and 2011 for the plans of MHFG and its subsidiaries:

	2010	2011
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,256,538	1,306,349
Service cost	27,342	27,761
Interest cost	25,062	25,182
Plan participants’ contributions	1,200	1,196
Business combination (1)	45,586	—
Actuarial loss (gain)	13,494	33,171
Foreign currency exchange rate changes	(19)	(1,112)
Benefits paid	(45,442)	(46,461)
Lump-sum payments	(17,412)	(17,770)

Benefit obligation at end of fiscal year (2)	1,306,349	1,328,316

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,005,422	1,276,783
Actual return (negative return) on plan assets	225,154	(56,880)
Foreign currency exchange rate changes	(58)	(829)
Business combination (1)	35,216	—
Employer contributions	55,291	52,249
Plan participants’ contributions	1,200	1,196
Benefits paid	(45,442)	(46,461)

Fair value of plan assets at end of fiscal year	1,276,783	1,226,058

Funded status	(29,566)	(102,258)

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	182	134
Accrued pension liability	(29,748)	(102,392)

Net amount recognized	(29,566)	(102,258)

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit	2,298	1,979
Net actuarial gain (loss)	(293,337)	(407,974)

Net amount recognized	(291,039)	(405,995)

Notes:

(1)	Business combination represents the effect of merger of MHSC and Shinko.
(2)	The aggregated accumulated benefit obligations of these plans were ¥1,280,344 million and ¥1,301,798 million, respectively, as of March 31, 2010 and 2011. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	1,303,701	1,327,682
Fair value of plan assets	1,273,953	1,225,290
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	82,742	1,301,163
Fair value of plan assets	59,194	1,225,290

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Investment policies and asset allocation

In managing plan assets, the MHFG Group determines the appropriate levels of risk that the Group can assume under the given circumstances to maximize the investment returns from a long-term perspective while ensuring that the sufficient funds will be available to plan participants and beneficiaries. Generally, the investment returns are relative to the risks involved. In considering the maximum levels of risk that the MHFG Group can assume, it primarily considers the following factors; the employers’ burden of maintaining the benefit plans based on the design of the plans and future plan contributions, the age distribution of the plan participants and beneficiaries, the financial conditions of the employers, and the employers’ ability to absorb future variability in plan premiums. The long-term asset allocation is based on optimal portfolios, which are estimated by expected return and risk according to each asset category such as Japanese equity securities, Japanese debt securities, foreign equity securities and foreign debt securities. Additionally, the asset allocation is reviewed whenever there are large fluctuations in pension plan liabilities caused by modifications of pension plans, or there are changes in the market environment. When selecting an investment in each asset category, the MHFG Group takes into consideration credit standing of an investee, concentration of credit risk to a certain investee, liquidity of a financial instrument, etc. The investments in each asset category are further diversified across funds, strategies, sectors, etc. There is no significant investment in a single investee except Japanese government bonds.

Certain subsidiaries of MHFG established employee retirement benefit trusts and transferred their assets to the trusts as plan assets. These assets are separated from employer’s proprietary assets for the payment to the plan beneficiaries. The assets held in these trusts are primarily Japanese equity securities and have been entrusted directly to qualified trustees including trust banks.

The plan assets designated to the TQPPs have been invested in assets with low investment risk because the plans have already been closed to new participants.

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2011 is as follows:

Asset category	Asset ratio
Japanese equity securities	16.00%
Japanese debt securities	34.00%
Foreign equity securities	16.00%
Foreign debt securities	20.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair value of plan assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2010 and 2011, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 29 “Fair value”.

	2010						2011
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	606		—		—	606	533		—		—	533
Pooled funds (2)	—		65		—	65	—		67		—	67
Japanese debt securities:
Government bonds	117		—		—	117	161		—		—	161
Pooled funds (2)	—		37		—	37	—		40		—	40
Other	—		28		—	28	—		8		—	8
Foreign equity securities:
Common stocks	48		—		—	48	46		—		—	46
Pooled funds (2)	—		83		—	83	—		71		—	71
Foreign debt securities:
Government bonds	74		6		—	80	60		5		—	65
Pooled funds (2)	—		54		—	54	—		48		—	48
Other	—		17		—	17	—		13		—	13
General account of life insurance companies (3)	—		102		—	102	—		105		—	105
Hedge funds	—		—		1	1	—		—		1	1
Other	45	(4)	(6	) (5)	—	39	70	(4)	(2	) (5)	—	68

Total assets at fair value	890		386		1	1,277	870		355		1	1,226

Notes:

(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥575 billion and ¥504 billion at March 31, 2010 and 2011, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.

The fair value amount of Level 3 assets, consisting of hedge funds, was ¥1 billion and ¥1 billion at March 31, 2010 and 2011, respectively. Amounts of actual returns on and purchases and sales of these assets during the fiscal years ended March 31, 2010 and 2011 were not significant.

Contributions

A contribution of approximately ¥49 billion is expected to be paid to the pension plans in the fiscal year ending March 31, 2012, based on the current funded status and expected asset return assumptions.

Estimated future benefit payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2012	62,219
2013	64,229
2014	66,626
2015	68,668
2016	70,764
2017-2021	359,932